3. Summary of Significant Accounting Policies (Details - Antidilutive shares) (Sept 2020 Note) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive shares	210,000	0	87,500	0
Options [Member]
Antidilutive shares	210,000	0	87,500	0